Supplement to the
Strategic Advisers® Core Fund
July 30, 2011
Prospectus

Shareholder Meeting to Approve Pyramis. On or about January 20, 2012, a meeting of the shareholders of Strategic Advisers Core Fund will be held at which time shareholders will be asked to approve an additional sub-advisory agreement with Pyramis Global Advisors, LLC. Shareholders of record on November 21, 2011 will be entitled to vote at the meeting.

A proxy statement relating to the proposals will be available after November 21, 2011. The foregoing is not a solicitation of any proxy. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Board Appointment of OppenheimerFunds, Inc. At a meeting held on December 1, 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. (OppenheimerFunds) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information is added after the fourth paragraph under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Manind (Mani) Govil, CFA, (Senior Vice President) and Benjamin Ram (Portfolio Manager) have managed OppenheimerFunds's portion of the fund's assets since December 2011.

SAI-COR-11-02  December 5, 2011
1.910403.104

The following information supplements existing information found in the "Fund Management" section on page 19.

OppenheimerFunds, at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as sub-adviser for the fund. As of August 31, 2011, OppenheimerFunds had approximately $177.3 billion in assets under management. OpppenheimerFunds may provide investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 20.

OppenheimerFunds

Manind (Mani) Govil, CFA, is a Senior Vice President and the head of the Main Street team of OppenheimerFunds. Prior to joining OppenheimerFunds in May 2009, Mr. Govil was a portfolio manager with RS Investment Management Co. LLC from October 2006 until March 2009.

Benjamin Ram is a Vice President and portfolio manager of OppenheimerFunds. Prior to joining OppenheimerFunds in May 2009, Mr. Ram was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009.

The following information is added at the end of the first paragraph on page 22 in the "Fund Management" section.

The basis for the Board of Trustees approving the sub-advisory agreement with OppenheimerFunds for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2012, when available.

Supplement to the
Strategic Advisers® Core
Multi-Manager Fund
October 26, 2011
Prospectus

At a meeting held on December 1, 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. (OppenheimerFunds) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 5.

Strategic Advisers is the fund's manager. First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information is added after the fourth paragraph under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Manind (Mani) Govil, CFA, (Senior Vice President) and Benjamin Ram (Portfolio Manager) have managed OppenheimerFunds's portion of the fund's assets since December 2011.

The following information supplements existing information found in the "Fund Management" section on page 24.

OppenheimerFunds, at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, has been retained to serve as sub-adviser for the fund. As of August 31, 2011, OppenheimerFunds had approximately $177.3 billion in assets under management. OpppenheimerFunds may provide investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

OppenheimerFunds

Manind (Mani) Govil, CFA, is a Senior Vice President and the head of the Main Street team of OppenheimerFunds. Prior to joining OppenheimerFunds in May 2009, Mr. Govil was a portfolio manager with RS Investment Management Co. LLC from October 2006 until March 2009.

MMC-11-01  December 5, 2011
1.935070.100

Benjamin Ram is a Vice President and portfolio manager of OppenheimerFunds. Prior to joining OppenheimerFunds in May 2009, Mr. Ram was sector manager for financial investments and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009.

The following information is added at the end of the first paragraph on page 22 in the "Fund Management" section.

The basis for the Board of Trustees approving the sub-advisory agreement with OppenheimerFunds for the fund will be included in the fund's annual report for the fiscal period ended May 31, 2012, when available.

Supplement to the

Strategic Advisers® Core Fund (FCSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2011

At a meeting held on December 1, 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information supplements information found in the "Portfolio Transactions" section beginning on page 16.

OppenheimerFunds, Inc. (OppenheimerFunds).

One of OppenheimerFunds' duties under the investment sub-advisory agreement is to arrange the portfolio transactions for its portion of the fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes OppenheimerFunds to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that OppenheimerFunds believes, in its best judgment based on all relevant factors, will implement the policy of the fund to obtain the "best execution" of the fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

OppenheimerFunds need not seek competitive commission bidding. However, OppenheimerFunds is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the fund as established by its board of directors. The fund is not required to pay the lowest available commission. Under the sub-advisory agreement, in choosing brokers to execute portfolio transactions for the fund, OppenheimerFunds may select brokers (other than affiliates) that provide both brokerage and research services to the fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if OppenheimerFunds makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

The sub-advisory agreement permits OppenheimerFunds to allocate brokerage for research services in compliance with Section 28(e) of the Securities Exchange Act of 1934. The research services provided by a particular broker may be useful both to the fund and to one or more of the other funds or accounts advised by OppenheimerFunds or its affiliates. Investment research may be supplied to OppenheimerFunds by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists OppenheimerFunds in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to OppenheimerFunds in the investment decision making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of OppenheimerFunds. That research provides additional views and comparisons for consideration, and helps OppenheimerFunds to obtain market information for the valuation of securities that are either held in the fund's portfolio or are being considered for purchase.

OppenheimerFunds' portfolio traders allocate brokerage based upon recommendations from the portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, OppenheimerFunds' executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other funds and accounts advised by OppenheimerFunds may have investment policies similar to those of the fund. Those other funds and accounts may purchase or sell the same securities as the fund at the same time as the fund, which could affect the supply and price of the securities. When possible, OppenheimerFunds tries to combine concurrent orders to purchase or sell the same security by more than one of the funds and accounts managed by OppenheimerFunds or its affiliates. If two or more accounts advised by OppenheimerFunds purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

SAI-CORB-11-01  December 5, 2011
1.910404.102

The following information supplements information found in the "Control of Investment Advisers" section on page 29.

OppenheimerFunds is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

The following information replaces similar information found in the "Control of Investment Advisers" section on page 29.

Strategic Advisers, First Eagle, Lazard, OppenheimerFunds, Pyramis, T. Rowe Price (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

The following information replaces similar information found in the "Management Contract" section on page 30.

Strategic Advisers has retained First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

The following information replaces similar information found in the "Management Contract" section on page 31 with respect to the sub-advisers listed below and adds similar information regarding OppenheimerFunds.

Sub-Adviser - First Eagle. The fund and Strategic Advisers have entered into a sub-advisory agreement with First Eagle pursuant to which First Eagle may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays First Eagle fees based on the net assets of the portion of the fund managed by First Eagle pursuant to separately negotiated investment mandates (a "Strategy"). The fees are calculated using the effective rate applicable to Aggregated Assets managed by First Eagle under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by First Eagle pursuant to that Strategy.

Sub-Adviser - Lazard. The fund and Strategic Advisers have entered into a sub-advisory agreement with Lazard pursuant to which Lazard may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Lazard fees based on the net assets of the portion of the fund managed by Lazard pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by Lazard under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by Lazard pursuant to that Strategy.

Sub-Adviser - T. Rowe Price. The fund and Strategic Advisers have entered into a sub-advisory agreement with T. Rowe Price pursuant to which T. Rowe Price may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays T. Rowe Price fees based on the net assets of the portion of the fund managed by T. Rowe Price pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by T. Rowe Price under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by T. Rowe Price pursuant to that Strategy.

Sub-Adviser - OppenheimerFunds. The fund and Strategic Advisers have entered into a sub-advisory agreement with OppenheimerFunds pursuant to which OppenheimerFunds may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays OppenheimerFunds fees based on the net assets of the portion of the fund managed by OppenheimerFunds pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by OppenheimerFunds under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by OppenheimerFunds pursuant to that Strategy.

The following information supplements information found in the "Management Contract" section beginning on page 32.

Portfolio Manager Compensation - OppenheimerFunds.

Compensation of the Portfolio Managers. Manind (Mani) Govil and Benjamin Ram are employed and compensated by OppenheimerFunds, not the fund. Under OppenheimerFunds' compensation program for its portfolio managers and portfolio analysts, fund performance is the most important element of compensation with a portion of annual cash compensation based on relative investment performance results of the funds or accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. OppenheimerFunds' compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio managers' compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of OppenheimerFunds' holding company parent, as well as restricted shares of such common stock. Senior portfolio managers may be eligible to participate in the OppenheimerFunds' deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The majority (80%) is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods' results in an extremely low, and in some cases no, performance based bonus. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers' compensation is not based on the total value of OppenheimerFunds' portion of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the portfolio managers.

The Lipper benchmark for Messrs. Govil and Ram with respect to the fund is LipperSM Large Cap Core Funds. The compensation structure of the other funds and accounts managed by the portfolio managers are generally the same as the compensation structure of the fund, described above. A portion of the portfolio managers' compensation with regard to a fund or account may, under certain circumstances, include an amount based in part on the amount of the fund's/account's management fee.

The following table provides information relating to other accounts managed by Mr. Govil as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	8	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,011	$ 446	$ 197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Fund.

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of September 30, 2011, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Govil was none.

The following table provides information relating to other accounts managed by Mr. Ram as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	6	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,615	$ 446	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Fund.

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of September 30, 2011, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Ram was none.

Conflicts Statement. The portfolio managers may also manage other funds and accounts. At different times, the portfolio managers may manage other funds or accounts with investment objectives and strategies similar to those of the portion of the fund sub-advised by OppenheimerFunds, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the investment objectives and strategies of the portion of the fund sub-advised by OppenheimerFunds. For example, the portfolio managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the portion of the fund sub-advised by OppenheimerFunds. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds than the fee structure of the fund, OppenheimerFunds could have an incentive to favor the other fund or account. However, OppenheimerFunds' compliance procedures and Code of Ethics recognize its obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 36.

Proxy Voting - OppenheimerFunds.

Portfolio Proxy Voting. OppenheimerFunds has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which OppenheimerFunds votes proxies relating to securities held by the fund ("portfolio proxies"). OppenheimerFunds generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the fund. OppenheimerFunds has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with OppenheimerFunds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the fund and OppenheimerFunds or its affiliates or business relationships. Such a conflict of interest may arise, for example, where OppenheimerFunds or its affiliate manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. OppenheimerFunds and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, OppenheimerFunds employs the following procedures, as long as it determines that the course of action is consistent with the best interests of the fund and its shareholders: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, OppenheimerFunds will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to OppenheimerFunds on how to vote on the matter; (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to OppenheimerFunds on how to vote, OppenheimerFunds will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that OppenheimerFunds has reasonably determined that there is no conflict of interest on the part of the proxy voting agent; and (3) if neither of the previous two procedures provides an appropriate voting recommendation, OppenheimerFunds may retain an independent fiduciary to advise it on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
  generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  generally supports proposals to allow shareholders the ability to call special meetings.
  generally supports proposals to allow or make easier shareholder action by written consent.
  generally votes against proposals to create a new class of stock with superior voting rights.
  generally votes against proposals to classify a board.
  generally supports proposals to eliminate cumulative voting.
  generally opposes re-pricing of stock options without shareholder approval.
  generally supports proposals to require majority voting for the election of directors.
  generally supports proposals seeking additional disclosure of executive and director pay information.
  generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
  generally supports "pay-for-performance" proposals that align a significant portion of total compensation of senior executives to company performance.
  generally supports having shareholder votes on poison pills.
  generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  In the case of social, political and environmental responsibility issues, generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated. Generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

Supplement to the

Strategic Advisers® Core Multi-Manager Fund (FLAUX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

October 26, 2011

At a meeting held on December 1, 2011, the Board of Trustees approved the appointment of OppenheimerFunds, Inc. as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to First Eagle Investment Management, LLC, Lazard Asset Management LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC, and T. Rowe Price Associates, Inc.

The following information supplements information found in the "Portfolio Transactions" section beginning on page 17.

OppenheimerFunds, Inc. (OppenheimerFunds).

One of OppenheimerFunds' duties under the investment sub-advisory agreement is to arrange the portfolio transactions for its portion of the fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes OppenheimerFunds to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that OppenheimerFunds believes, in its best judgment based on all relevant factors, will implement the policy of the fund to obtain the "best execution" of the fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

OppenheimerFunds need not seek competitive commission bidding. However, OppenheimerFunds is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the fund as established by its board of directors. The fund is not required to pay the lowest available commission. Under the sub-advisory agreement, in choosing brokers to execute portfolio transactions for the fund, OppenheimerFunds may select brokers (other than affiliates) that provide both brokerage and research services to the fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if OppenheimerFunds makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

The sub-advisory agreement permits OppenheimerFunds to allocate brokerage for research services in compliance with Section 28(e) of the Securities Exchange Act of 1934. The research services provided by a particular broker may be useful both to the fund and to one or more of the other funds or accounts advised by OppenheimerFunds or its affiliates. Investment research may be supplied to OppenheimerFunds by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists OppenheimerFunds in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to OppenheimerFunds in the investment decision making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of OppenheimerFunds. That research provides additional views and comparisons for consideration, and helps OppenheimerFunds to obtain market information for the valuation of securities that are either held in the fund's portfolio or are being considered for purchase.

OppenheimerFunds' portfolio traders allocate brokerage based upon recommendations from the portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, OppenheimerFunds' executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other funds and accounts advised by OppenheimerFunds may have investment policies similar to those of the fund. Those other funds and accounts may purchase or sell the same securities as the fund at the same time as the fund, which could affect the supply and price of the securities. When possible, OppenheimerFunds tries to combine concurrent orders to purchase or sell the same security by more than one of the funds and accounts managed by OppenheimerFunds or its affiliates. If two or more accounts advised by OppenheimerFunds purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

MMCB-11-01  December 5, 2011
1.935071.100

The following information supplements information found in the "Control of Investment Advisers" section beginning on page 31.

OppenheimerFunds is wholly owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

The following information replaces similar information found in the "Control of Investment Advisers" section on page 32.

Strategic Advisers, First Eagle, Lazard, OppenheimerFunds, Pyramis, T. Rowe Price (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including the Investment Advisers' investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

The following information replaces similar information found in the "Management Contract" section on page 32.

Strategic Advisers has retained First Eagle, Lazard, OppenheimerFunds, Pyramis, and T. Rowe Price to serve as sub-advisers for the fund. The sub-advisers do not sponsor the fund.

The following information supplements information found in the "Management Contract" section on page 33.

Sub-Adviser - OppenheimerFunds. The fund and Strategic Advisers have entered into a sub-advisory agreement with OppenheimerFunds pursuant to which OppenheimerFunds may provide investment advisory services for the fund. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays OppenheimerFunds fees based on the net assets of the portion of the fund managed by OppenheimerFunds pursuant to separately negotiated Strategy. The fees are calculated using the effective rate applicable to Aggregated Assets managed by OppenheimerFunds under the applicable Strategy. Aggregated Assets for a particular Strategy means the assets of all registered investment companies managed by Strategic Advisers that are managed by OppenheimerFunds pursuant to that Strategy.

The following information supplements information found in the "Management Contract" section beginning on page 33.

Portfolio Manager Compensation - OppenheimerFunds.

Compensation of the Portfolio Managers. Manind (Mani) Govil and Benjamin Ram are employed and compensated by OppenheimerFunds, not the fund. Under OppenheimerFunds' compensation program for its portfolio managers and portfolio analysts, fund performance is the most important element of compensation with a portion of annual cash compensation based on relative investment performance results of the funds or accounts they manage, rather than on the financial success of OppenheimerFunds. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. OppenheimerFunds' compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio managers' compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of OppenheimerFunds' holding company parent, as well as restricted shares of such common stock. Senior portfolio managers may be eligible to participate in the OppenheimerFunds' deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OppenheimerFunds and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The majority (80%) is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods' results in an extremely low, and in some cases no, performance based bonus. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers' compensation is not based on the total value of OppenheimerFunds' portion of the fund's portfolio assets, although the fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the portfolio managers.

The Lipper benchmark for Messrs. Govil and Ram with respect to the fund is LipperSM Large Cap Core Funds. The compensation structure of the other funds and accounts managed by the portfolio managers are generally the same as the compensation structure of the fund, described above. A portion of the portfolio managers' compensation with regard to a fund or account may, under certain circumstances, include an amount based in part on the amount of the fund's/account's management fee.

The following table provides information relating to other accounts managed by Mr. Govil as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	8	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 9,011	$ 446	$ 197
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Fund.

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of September 30, 2011, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Govil was none.

The following table provides information relating to other accounts managed by Mr. Ram as of September 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts[1]
Number of Accounts Managed	6	1	0
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,615	$ 446	$ 0
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Does not include Strategic Advisers Core Fund.

1 Does not include personal accounts of the portfolio managers and their families, which are subject to the Code of Ethics.

As of September 30, 2011, the dollar range of shares of Strategic Advisers Core Fund beneficially owned by Mr. Ram was none.

Conflicts Statement. The portfolio managers may also manage other funds and accounts. At different times, the portfolio managers may manage other funds or accounts with investment objectives and strategies similar to those of the portion of the fund sub-advised by OppenheimerFunds, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the investment objectives and strategies of the portion of the fund sub-advised by OppenheimerFunds. For example, the portfolio managers may need to allocate investment opportunities between the fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the portion of the fund sub-advised by OppenheimerFunds. Not all funds and accounts advised by OppenheimerFunds have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds than the fee structure of the fund, OppenheimerFunds could have an incentive to favor the other fund or account. However, OppenheimerFunds' compliance procedures and Code of Ethics recognize its obligation to treat all of its clients, including the fund, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

The following information supplements information found in the "Proxy Voting Guidelines" section beginning on page 38.

Proxy Voting - OppenheimerFunds.

Portfolio Proxy Voting. OppenheimerFunds has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which OppenheimerFunds votes proxies relating to securities held by the fund ("portfolio proxies"). OppenheimerFunds generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the fund. OppenheimerFunds has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with OppenheimerFunds' Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the fund and OppenheimerFunds or its affiliates or business relationships. Such a conflict of interest may arise, for example, where OppenheimerFunds or its affiliate manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. OppenheimerFunds and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, OppenheimerFunds employs the following procedures, as long as it determines that the course of action is consistent with the best interests of the fund and its shareholders: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, OppenheimerFunds will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to OppenheimerFunds on how to vote on the matter; (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to OppenheimerFunds on how to vote, OppenheimerFunds will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that OppenheimerFunds has reasonably determined that there is no conflict of interest on the part of the proxy voting agent; and (3) if neither of the previous two procedures provides an appropriate voting recommendation, OppenheimerFunds may retain an independent fiduciary to advise it on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
  generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  generally supports proposals to allow shareholders the ability to call special meetings.
  generally supports proposals to allow or make easier shareholder action by written consent.
  generally votes against proposals to create a new class of stock with superior voting rights.
  generally votes against proposals to classify a board.
  generally supports proposals to eliminate cumulative voting.
  generally opposes re-pricing of stock options without shareholder approval.
  generally supports proposals to require majority voting for the election of directors.
  generally supports proposals seeking additional disclosure of executive and director pay information.
  generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
  generally supports "pay-for-performance" proposals that align a significant portion of total compensation of senior executives to company performance.
  generally supports having shareholder votes on poison pills.
  generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  In the case of social, political and environmental responsibility issues, generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated. Generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.